UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
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(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
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(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2006
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Date of reporting period: March 31, 2006
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ITEM 1. SCHEDULE OF INVESTMENTS.


                                   SEQUOIA FUND, INC.
                               STATEMENT OF INVESTMENTS
                            March 31, 2006 (UNAUDITED)

COMMON STOCKS (91.61%)

     SHARES                                                                          VALUE (a)
     ------                                                                          ---------
                AUTO & HOME SUPPLY STORES (1.72%)
    1,699,801   O'Reilly Automotive Inc. (b)                                     $     62,144,724
                                                                                 ----------------

                CASUALTY INSURANCE (15.31%)
    5,309,537   Progressive Corporation                                               553,572,328
                                                                                 ----------------

                CHEMICAL DIAGNOSTIC SUBSTANCES (3.65%)
    1,528,838   Idexx Laboratories Inc. (b)                                           132,030,450
                                                                                 ----------------

                DIVERSIFIED COMPANIES (33.35%)
       13,338   Berkshire Hathaway Inc. Class A (b)                                 1,205,088,300
          291   Berkshire Hathaway Inc. Class B (b)                                       876,492
                                                                                 ----------------

                                                                                    1,205,964,792
                                                                                 ----------------

                ELECTRONIC COMPUTER MANUFACTURING (2.58%)
    2,647,940   International Game Technology                                          93,260,447
                                                                                 ----------------

                FREIGHT TRANSPORTATION (4.24%)
    1,776,404   Expeditors International Inc.                                         153,463,541
                                                                                 ----------------

                INDUSTRIAL & CONSTRUCTION SUPPLIES (5.31%)
    4,053,871   Fastenal Company                                                      191,910,253
                                                                                 ----------------

                INSURANCE AGENTS & BROKERS (2.65%)
    2,888,617   Brown & Brown Inc.                                                     95,902,084
                                                                                 ----------------

                MEDICAL & HOSPITAL EQUIPMENT (0.12%)
      120,083   Patterson Companies Inc. (b)                                            4,226,922
                                                                                 ----------------

                PROCESS CONTROL INSTRUMENTS (0.68%)
      384,112   Danaher Corporation                                                    24,410,317
                                                                                 ----------------

                RETAILING (14.69%)
       39,799   Costco Wholesale Corporation                                            2,155,514
    1,145,642   Tiffany & Company                                                      43,007,401
   11,411,433   TJX Companies, Inc.                                                   283,231,767
    2,119,845   Walgreen Company                                                       91,428,915
    2,359,150   Wal-Mart Stores, Inc.                                                 111,446,246
                                                                                 ----------------
                                                                                      531,269,843
                                                                                 ----------------

                TEXTILE - CARPETS (7.31%)
    3,274,126   Mohawk Industries Inc. (b)                                            264,287,451
                                                                                 ----------------

                TOTAL COMMON STOCKS                                              $  3,312,443,152
                                                                                 ================

PREFERRED STOCKS (2.52%)

     SHARES                                                                         VALUE (a)
     ------                                                                         ---------
                AUTOMOTIVE MANUFACTURING (2.52%)
       95,034   Porsche AG - Preferred (Germany)                                 $     90,970,631
                                                                                 ----------------
                TOTAL PREFERRED STOCKS                                           $     90,970,631
                                                                                 ================

 PRINCIPAL
   AMOUNT                                                                           VALUE (a)
 ---------                                                                          ---------
U.S. GOVERNMENT OBLIGATIONS (5.81%)
$ 211,000,000   U.S. Treasury Bill due 4/27/06 through 5/4/06                    $    210,273,630
                                                                                 ----------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS                                $    210,273,630
                                                                                 ================
SUMMARY
Common Stocks                                                       91.61%       $  3,312,443,152
Preferred Stocks                                                     2.52%             90,970,631
U.S. Government Obligations                                          5.81%            210,273,630
Net Cash & Receivables                                               0.06%              2,348,438
                                                                                 ----------------
Net Assets                                                                       $  3,616,035,851
                                                                                 ================

Number of Shares Outstanding                                                           22,660,533
                                                                                 ================

Net Asset Value Per Share                                                        $         159.57
                                                                                 ================

(a) Securities traded on a national securities exchange or on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

(b)  Non-income producing.

ITEM 2. CONTROLS AND PROCEDURES


(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: May 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: May 15, 2006


By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: May 15, 2006